NON-PUBLIC CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 8/14/06

Form 13F

Form 13F COVER PAGE – CONFIDENTIAL PORTION

RECEIVED
NOV 1 4 2005
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:__________

This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

[redacted]

Name: Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
New York, New York 10019

06080080

Form 13F File Number: 28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

PROCESSED
SEP 09 2008
THOMSON REUTERS

Signature, Place and Date of Signing:

New York, NY November 11, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL

FORM 13F SUMMARY PAGE – CONFIDENTIAL PORTION

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 471,611
(thousands)

Please note that this submission consists solely of confidential information omitted from the publicly available Form 13F filed concurrently by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-1159	Lehman Brothers Inc.

CONFIDENTIAL

ConfidA.txt

CONFIDENTIAL PART A

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
CINERGY CORP	COMMON	172474108	44410	1000000	SH		DEFINED	01	1000000	0	0
COMMERCIAL FEDERAL CORP	COMMON	201647104	454	13300	SH		DEFINED	01	13300	0	0
EYETECH PHARMACEUTICALS INC	COMMON	302297106	4490	250000	SH		DEFINED	01	250000	0	0
HIBERNIA CORP-CL A	CLASS	428656102	24933	830000	SH		DEFINED	01	830000	0	0
IVAX CORP	COMMON	465823102	58651	2225000	SH		DEFINED	01	2225000	0	0
MBNA CORP	COMMON	55262L100	181370	7360800	SH		DEFINED	01	7360800	0	0
NDCHEALTH CORP	COMMON	639480102	1910	101000	SH		DEFINED	01	101000	0	0
PANAMSAT HOLDING CORP	COMMON	69831Y105	12100	500000	SH		DEFINED	01	500000	0	0
PUBLIC SERVICE ENTERPRISE	COMMON	744573106	119053	1849800	SH		DEFINED	01	1849800	0	0
SIEBEL SYSTEMS INC	COMMON	826170102	5165	500000	SH		DEFINED	01	500000	0	0
WELLCHOICE INC	COMMON	949475107	7590	100000	SH		DEFINED	01	100000	0	0
WESTCORP-CALIF	COMMON	957907108	11485	195000	SH		DEFINED	01	195000	0	0

END